CONDENSED BALANCE SHEETS	Mar. 31, 2021 USD ($)
Current assets
Cash	$ 62,393
Prepaid expenses	416,047
Total Current Assets	478,440
Cash and marketable securities held in Trust Account	239,840,428
TOTAL ASSETS	240,318,868
Current liability
Accrued expenses	3,866,573
Accrued offering costs	372,483
Promissory note - related party	100,000
Total Current Liabilities	4,339,056
Warrant liability	17,780,521
Deferred underwriting fee payable	8,391,121
Total Liabilities	30,510,698
Commitments (Note 6)
Class A ordinary shares subject to possible redemption, 23,974,632 and 21,293,210 shares at redemption value as of March 31, 2021 and December 31, 2020, respectively	239,840,428
Shareholders' (Deficit) Equity
Preference shares, $0.0001 par value; 5,000,000 shares authorized; none issued and outstanding	0
Additional paid-in capital	0
Accumulated deficit	(30,032,857)
Total Shareholders'(Deficit) Equity	(30,032,258)
TOTAL LIABILITIES AND SHAREHOLDERS'(DEFICIT) EQUITY	240,318,868
Class A Ordinary Shares
Shareholders' (Deficit) Equity
Common stock value	0
Class B Ordinary Shares
Shareholders' (Deficit) Equity
Common stock value	$ 599